Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	FRANKLIN NEW YORK TAX FREE TRUST
Central Index Key	0000798523
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Feb. 01, 2017
Franklin New York Intermediate-Term Tax-Free Income Fund-11 | FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FKNIX
Franklin New York Intermediate-Term Tax-Free Income Fund-11 | FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FKNCX
Franklin New York Intermediate-Term Tax-Free Income Fund-11 | FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FNYZX